UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  4 Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415-955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA         February 13, 2013
     -------------------            -----------------         -----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           29
                                         -----------

Form 13F Information Table Value Total:  $ 1,325,333
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1              COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------------------------  --------------  ---------  ----------  ---------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                  VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
      NAME OF ISSUER            CLASS         CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------------------  --------------  ---------  ----------  ----------  ---  ----  ----------  -------- --------- ------ ----
21VIANET GROUP INC          SPONSORED ADR   90138A103       3,286     341,901  SH         Sole                   341,901
51JOB INC                   SP ADR REP COM  316827104       2,758      59,004  SH         Sole                    59,004
AU OPTRONICS CORP           SPONSORED ADR   2255107         1,265     281,000  SH         Sole                         0
BAIDU INC                   SPON ADR REP A  56752108       87,239     869,870  SH         Sole                   869,870
CHINA LIFE INS CO LTD       SPON ADR REP H  16939P106      17,844     359,100  SH         Sole                   359,100
CHINA LODGING GROUP LTD     SPONSORED ADR   16949N109      12,305     721,700  SH         Sole                   721,700
CHINA MOBILE LIMITED        SPONSORED ADR   16941M109     369,269   6,288,633  SH         Sole                 6,288,633
CHINA PETE & CHEM CORP      SPON ADR H SHS  16941R108       1,981      17,240  SH         Sole                    17,240
CHUNGHWA TELECOM CO LTD     SPON ADR NEW11  17133Q502      85,609   2,647,169  SH         Sole                 2,647,169
CNOOC LTD                   SPONSORED ADR   126132109       1,969       8,950  SH         Sole                     8,950
COGNIZANT TECHNOLOGY
  SOLUTIO                   CL A            192446102       2,829      38,200  SH         Sole                    38,200
E HOUSE CHINA HLDGS LTD     ADR             26852W103         426     104,000  SH         Sole                   104,000
HDFC BANK LTD               ADR REPS 3 SHS  40415F101      21,227     521,291  SH         Sole                   521,291
HOME INNS & HOTELS MGMT
  INC                       SPON ADR        43713W107      34,491   1,193,446  SH         Sole                 1,193,446
HSBC HLDGS PLC              SPON ADR NEW    404280406     284,913   5,368,628  SH         Sole                 5,368,628
ICICI BK LTD                ADR             45104G104       4,940     113,283  SH         Sole                   113,283
INFOSYS LTD                 SPONSORED ADR   456788108      19,910     470,690  SH         Sole                   470,690
MINDRAY MEDICAL INTL LTD    SPON ADR        602675100      50,780   1,552,918  SH         Sole                 1,552,918
NETEASE INC                 SPONSORED ADR   64110W102      35,748     840,150  SH         Sole                   840,150
PACTERA TECHNOLOGY INTL
  LTD                       SPONSORED ADR   695255109       2,062     259,677  SH         Sole                   259,677
POSCO                       SPONSORED ADR   693483109       4,485      54,600  SH         Sole                    54,600
P T TELEKOMUNIKASI
  INDONESIA                 SPONSORED ADR   715684106      95,180   2,575,914  SH         Sole                 2,575,914
SINA CORP                   ORD             G81477104      31,089     619,050  SH         Sole                   619,050
SK TELECOM LTD              SPONSORED ADR   78440P108       1,562      98,700  SH         Sole                    98,700
SPREADTRUM COMMUNICATIONS
  IN                        ADR             849415203       2,077     118,000  SH         Sole                   118,000
TAIWAN SEMICONDUCTOR MFG
  LTD                       SPONSORED ADR   874039100     146,393   8,531,041  SH         Sole                 8,531,041
TAL ED GROUP                ADR REPSTG COM  874080104         182      19,000  SH         Sole                    19,000
TATA MTRS LTD               SPONSORED ADR   876568502       1,235      43,000  SH         Sole                    43,000
WUXI PHARMATECH CAYMAN INC  SPONS ADR SHS   929352102       2,279     144,700  SH         Sole                   144,700